Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€) shares € / shares
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Service period	3 years
Total number of shares awarded (in shares) | shares	3,797,582
Fair value per share awarded (in euros per share) | € / shares	€ 67.90
Fair value of plan at the date of grant | €	€ 258
Restricted share plan 2018 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period		3 years
Total number of shares awarded (in shares) | shares		141,669
Fair value per share awarded (in euros per share) | € / shares		€ 64.35
Fair value of plan at the date of grant | €		€ 9
Restricted share plan 2018 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period		3 years
Total number of shares awarded (in shares) | shares		4,390,216
Fair value per share awarded (in euros per share) | € / shares		€ 56.59
Fair value of plan at the date of grant | €		€ 248
Restricted share plan 2017
Disclosure of classes of share capital [line items]
Service period			3 years
Total number of shares awarded (in shares) | shares			3,587,465
Fair value per share awarded (in euros per share) | € / shares			€ 81.50
Fair value of plan at the date of grant | €			€ 292